Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8099
Facsimile: (215) 564-8099

July 29, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Equity Funds IV (the “Registrant”)
File Nos. 811-04413; 033-00442
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the Class A, Class C and Class R prospectus dated January 28, 2011, for Delaware Global Real Estate Securities Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 8, 2011 (Accession No. 0001496688-11-000213) pursuant to Rule 497(e) under the Securities Act of 1933.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jonathan M Kopcsik
Jonathan M. Kopcsik

cc:	Deidre A. Downes Bruce G. Leto